----------------------
                           UNITED STATES                     OMB APPROVAL
                                                         ----------------------
                                                         ----------------------
                 SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                       Washington, D.C. 20549            Expires:August 31, 2000
                                                         Estimated average
                                                         burden
                                                         hours per response.1
                                                         ----------------------
                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
    1.   Name and address of issuer:

         Mitchell Hutchins Portfolios
         1285 Avenue of the Americas
         New York, NY 10019

--------------------------------------------------------------------------------
    2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:

            811-7757

         Securities Act File Number:

            333-26087

--------------------------------------------------------------------------------
    4(a). Last day of fiscal year for which this Form is filed:

            May 31, 1999

--------------------------------------------------------------------------------
    4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
    4(c).   |_|   Check box if this is the last time the issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      5. Calculation of registration fee:

         (i)  Aggregate sale price of                            $    19,229,364
              securities sold during the                          --------------
              fiscal year pursuant to
              section 24(f):

         (ii) Aggregate price of
              securities redeemed or              $     9,045,674
              repurchased during the               --------------
              fiscal year

         (iii)Aggregate price of
              securities redeemed or
              repurchased during
              any prior fiscal year
              ending no earlier than
              October 1, 1995 that                $          0
              were not previously                  --------------
              used   to    reduce
              registration fees payable
              to the Commission:

         (iv) Total available redemption
              credits [add Items                               - $     9,045,674
              5(ii) and 5(iii)]:                                  --------------


         (v)  Net sales - if item 5(i) is
              greater than Item 5(iv)                            $    10,183,690
              [subtract item 5(iv) from                           --------------
              Item 5(i)]:

     ---------------------------------------------------------------
         (vi) Redemption credits
              available for use in future         $(          0)
              years  -- if Item 5(i) is            -------------
              less than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:
     ---------------------------------------------------------------

         (vii)Multiplier for determining
              registration fee (See                            = $      0.000278
              Instruction C.9):                                   --------------

         (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):          = $         2,831
                                                                  --------------
--------------------------------------------------------------------------------
      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
           that  number here:       0.

--------------------------------------------------------------------------------
     7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                               + $             0
                                                                  --------------
--------------------------------------------------------------------------------
      8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               = $         2,831
                                                                  ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           August 19, 1999

                 Method of Delivery:

                             |X|   Wire Transfer

                             |_|   Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John J. Lee
                              --------------------------------------

                              John J. Lee
                              --------------------------------------

                              Vice President and Assistant Treasurer
                              --------------------------------------

Date: August 20, 1999
      ---------------

  *Please print the name and title of the signing officer below the signature.